CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

US$ MILLIONS	2019	2018
Cash	$467	$294
Cash equivalents(1)	232	150
Restricted cash(2)	128	96
Total cash and cash equivalents	$827	$540

(1)	Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(2)	Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts.